UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 9/30/2018

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Communication Services – 1.8%
Entertainment - 0.1%
Global Eagle Entertainment [1]	110,000	$310,200
Rosetta Stone [1]	40,000	795,600

		1,105,800

Interactive Media & Services - 0.3%
QuinStreet [1]	180,254	2,446,047
TripAdvisor [1]	50,000	2,553,500

		4,999,547

Media - 1.0%
Cable One	3,885	3,432,825
comScore [1]	390,836	7,124,940
Gray Television [1]	50,000	875,000
Liberty Latin America Cl. C [1]	246,300	5,081,169
Pico Far East Holdings	2,612,400	1,027,827

		17,541,761

Wireless Telecommunication Services - 0.4%
Boingo Wireless [1]	50,000	1,745,000
Telephone and Data Systems	165,270	5,029,166

		6,774,166

Total		30,421,274

Consumer Discretionary – 9.7%
Auto Components - 1.0%
Dorman Products [1]	103,000	7,922,760
Gentex Corporation	62,500	1,341,250
LCI Industries	73,616	6,095,405
Standard Motor Products	13,391	659,105

		16,018,520

Automobiles - 0.5%
Thor Industries	100,430	8,405,991

Distributors - 1.4%
Core-Mark Holding Company	416,100	14,130,756
LKQ Corporation [1]	171,200	5,421,904
Weyco Group	97,992	3,447,358

		23,000,018

Diversified Consumer Services - 0.3%
Collectors Universe	71,100	1,052,280
Houghton Mifflin Harcourt [1]	100,000	700,000
Liberty Tax Cl. A [2]	151,573	1,765,826
Universal Technical Institute [1]	504,032	1,340,725

		4,858,831

Hotels, Restaurants & Leisure - 0.2%
Lindblad Expeditions Holdings [1]	207,600	3,087,012

Household Durables - 1.0%
Cavco Industries [1]	14,700	3,719,100
Ethan Allen Interiors	200,000	4,150,000
HG Holdings [1,2,3]	912,235	446,995
Natuzzi ADR [1]	2,096,300	2,871,931
Purple Innovation [1]	225,000	1,305,000
Purple Innovation (Warrants) [1,4]	750,000	142,500
Skyline Champion	70,400	2,011,328
TopBuild Corporation [1]	29,300	1,664,826

		16,311,680

Internet & Direct Marketing Retail - 1.0%
Etsy [1]	68,100	3,498,978
FTD Companies [1]	298,014	783,777
Shutterfly [1]	29,400	1,937,166
Stamps.com [1]	35,700	8,075,340
zooplus [1]	10,700	1,859,759

		16,155,020

Leisure Products - 0.5%
Nautilus [1]	574,500	8,014,275

Specialty Retail - 2.8%
America’s Car-Mart [1]	120,000	9,384,000
AutoCanada	513,000	5,413,379
Barnes & Noble	67,000	388,600
Camping World Holdings Cl. A	706,913	15,071,385
Container Store Group (The) [1]	158,200	1,756,020
Destination Maternity [1]	557,967	2,600,126
Monro	139,000	9,674,400
Signet Jewelers	35,000	2,307,550
TravelCenters of America LLC [1]	62,500	356,250

		46,951,710

Textiles, Apparel & Luxury Goods - 1.0%
Culp	29,400	711,480
J.G. Boswell Company [2]	3,940	2,564,940
Wolverine World Wide	348,900	13,624,545

		16,900,965

Total		159,704,022

Consumer Staples – 1.5%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	64,500	1,799,550

Food Products - 1.2%
Cal-Maine Foods	46,416	2,241,893
Farmer Bros. [1]	54,700	1,444,080
Nomad Foods [1]	125,000	2,532,500
Seneca Foods Cl. A [1]	226,560	7,635,072
Seneca Foods Cl. B [1]	13,840	442,880
SunOpta [1]	50,000	367,500
Tootsie Roll Industries	165,529	4,841,723

		19,505,648

Personal Products - 0.2%
Inter Parfums	57,630	3,714,254

Total		25,019,452

Energy – 5.9%
Energy Equipment & Services - 4.7%
CARBO Ceramics [1]	78,000	565,500
Computer Modelling Group	594,350	3,888,250
Diamond Offshore Drilling [1]	214,000	4,280,000
Era Group [1]	564,693	6,973,959
Forum Energy Technologies [1]	249,431	2,581,611
Frank’s International [1]	108,600	942,648
Helmerich & Payne	94,000	6,464,380
ION Geophysical [1]	71,880	1,117,734
Oil States International [1]	10,000	332,000
Pason Systems	607,680	9,216,468
Patterson-UTI Energy	35,050	599,706
Precision Drilling [1]	93,900	324,894
SEACOR Holdings [1]	150,469	7,434,673
SEACOR Marine Holdings [1]	638,834	14,456,813
TGS-NOPEC Geophysical	377,170	15,371,806
Trican Well Service [1]	897,300	1,604,740
Unit Corporation [1]	15,000	390,900

		76,546,082

Oil, Gas & Consumable Fuels - 1.2%
Dorchester Minerals L.P.	279,148	5,694,619
Dorian LPG [1]	394,936	3,147,640
GeoPark [1]	53,200	1,085,280
International Petroleum [1]	100,000	654,860
Pryce Corporation	2,738,100	291,395
San Juan Basin Royalty Trust	212,272	1,052,869
World Fuel Services	224,227	6,206,603
WPX Energy [1]	110,000	2,213,200

		20,346,466

Total		96,892,548

Financials – 14.9%
Banks - 2.8%
Bank of N.T. Butterfield & Son	228,416	11,845,654
Canadian Western Bank	279,500	7,378,895
Farmers & Merchants Bank of Long Beach [2]	1,080	9,180,000
Fauquier Bankshares	160,800	4,069,848
First Citizens BancShares Cl. A	14,676	6,637,661
Metro Bank [1]	20,000	775,263
Webster Financial	116,800	6,886,528

		46,773,849

Capital Markets - 7.2%
Ares Management L.P.	577,600	13,400,320
Artisan Partners Asset Management Cl. A	264,900	8,582,760
ASA Gold and Precious Metals	199,821	1,772,412
Ashmore Group	1,354,000	6,423,887
Associated Capital Group Cl. A	20,200	859,510
Bolsa Mexicana de Valores	1,723,106	3,525,581
Cowen [1]	62,706	1,022,108
Dundee Corporation Cl. A [1]	1,079,900	1,471,470
Edmond de Rothschild (Suisse)	153	2,556,756
GMP Capital	287,100	506,784
Hamilton Lane Cl. A	13,800	611,064
Jupiter Fund Management	230,000	1,215,017
Lazard Cl. A	104,935	5,050,522
Manning & Napier Cl. A	395,692	1,167,291
MarketAxess Holdings	51,600	9,210,084
Morningstar	84,600	10,651,140
MVC Capital	195,688	1,888,389
Oaktree Capital Group LLC Cl. A	279,700	11,579,580
Qalaa Holdings [1]	7,749,921	1,336,342
Rothschild & Co	92,293	3,911,224
SEI Investments	148,500	9,073,350
Sprott	1,927,000	4,490,590
TMX Group	40,700	2,731,609
U.S. Global Investors Cl. A	520,551	791,238
Value Partners Group	5,453,000	4,339,636
Virtu Financial Cl. A	407,000	8,323,150
Westwood Holdings Group	38,850	2,010,099

		118,501,913

Diversified Financial Services - 0.1%
First Pacific	1,020,000	502,941
Waterloo Investment Holdings [1,4]	2,972,000	891,600

		1,394,541

Insurance - 3.2%
E-L Financial	22,500	14,201,312
Erie Indemnity Cl. A	25,000	3,188,250
Independence Holding Company	259,223	9,306,106
MBIA [1]	942,400	10,074,256
ProAssurance Corporation	163,839	7,692,241
RLI Corp.	57,200	4,494,776
Trupanion [1]	87,900	3,140,667

		52,097,608

Investment Companies - 0.6%
Landcadia Holdings Cl. A [1]	94,850	1,028,174
RIT Capital Partners	41,000	1,090,164
Social Capital Hedosophia Holdings Cl. A [1]	819,918	8,125,387

		10,243,725

Thrifts & Mortgage Finance - 1.0%
Axos Financial [1]	16,300	560,557
Genworth MI Canada	225,895	7,448,510
Timberland Bancorp	288,857	9,023,893
Vestin Realty Mortgage II [1,2]	34	40,800

		17,073,760

Total		246,085,396

Health Care – 4.8%
Biotechnology - 0.5%
AMAG Pharmaceuticals [1]	33,800	676,000
Sangamo Therapeutics [1]	65,815	1,115,564
Zealand Pharma [1]	408,857	6,696,626

		8,488,190

Health Care Equipment & Supplies - 2.1%
Atrion Corporation	15,750	10,943,100
DENTSPLY SIRONA	5,000	188,700
Hill-Rom Holdings	5,000	472,000
Integer Holdings [1]	42,400	3,517,080
Masimo Corporation [1]	50,000	6,227,000
Merit Medical Systems [1]	20,000	1,229,000
Neogen Corporation [1]	22,400	1,602,272
Surmodics [1]	138,500	10,339,025

		34,518,177

Health Care Providers & Services - 0.2%
Community Health Systems [1]	790,000	2,733,400

Health Care Technology - 1.0%
athenahealth [1]	32,500	4,342,000
Medidata Solutions [1]	174,250	12,774,267

		17,116,267

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories Cl. A [1]	34,198	10,703,632
Bio-Techne	19,843	4,050,155

		14,753,787

Pharmaceuticals - 0.1%
Alimera Sciences [1]	199,186	195,202
Theravance Biopharma [1]	34,291	1,120,287

		1,315,489

Total		78,925,310

Industrials – 29.1%
Aerospace & Defense - 3.5%
Ducommun [1]	117,200	4,786,448
HEICO Corporation	260,346	24,110,643
HEICO Corporation Cl. A	157,827	11,915,938
Hexcel Corporation	51,400	3,446,370
Magellan Aerospace	96,800	1,360,214
Teledyne Technologies [1]	5,900	1,455,412
Wesco Aircraft Holdings [1]	935,364	10,522,845

		57,597,870

Air Freight & Logistics - 1.4%
Expeditors International of Washington	143,000	10,514,790
Forward Air	170,750	12,242,775

		22,757,565

Building Products - 0.3%
Burnham Holdings Cl. B [2]	36,000	533,160
Patrick Industries [1]	15,775	933,880
Simpson Manufacturing	59,900	4,340,354

		5,807,394

Commercial Services & Supplies - 2.1%
Atento	188,700	1,415,250
CECO Environmental [1]	99,028	780,341
CompX International Cl. A	211,100	2,870,960
Copart [1]	125,400	6,461,862
Heritage-Crystal Clean [1]	100,106	2,137,263
Kimball International Cl. B	286,180	4,793,515
Mobile Mini	105,000	4,604,250
PICO Holdings	409,400	5,137,970
Ritchie Bros. Auctioneers	54,900	1,983,537
Steelcase Cl. A	40,000	740,000
UniFirst Corporation	22,270	3,867,185

		34,792,133

Construction & Engineering - 3.5%
EMCOR Group	65,800	4,942,238
IES Holdings [1]	594,244	11,587,758
Infrastructure and Energy Alternatives [1]	550,000	5,775,000
Infrastructure and Energy Alternatives
(Warrants) [1]	625,000	1,056,250
Jacobs Engineering Group	169,900	12,997,350
KBR	337,400	7,129,262
Sterling Construction [1]	122,300	1,751,336
Valmont Industries	75,345	10,435,283
Williams Industrial Services Group [1,2]	631,820	1,295,231

		56,969,708

Electrical Equipment - 0.7%
AZZ	5,000	252,500
LSI Industries	263,000	1,209,800
nVent Electric	25,000	679,000
Powell Industries	94,500	3,426,570
Preformed Line Products	91,600	6,437,648

		12,005,518

Industrial Conglomerates - 0.7%
Raven Industries	251,725	11,516,419

Machinery - 10.7%
CIRCOR International [1]	160,184	7,608,740
Colfax Corporation [1]	82,242	2,965,647
Donaldson Company	193,559	11,276,747
Franklin Electric	182,300	8,613,675
Graco	241,028	11,169,238
Hyster-Yale Materials Handling Cl. A	10,000	615,300
IDEX Corporation	53,900	8,120,574
John Bean Technologies	87,826	10,477,642
Kadant	78,100	8,423,085
Kennametal	160,100	6,973,956
Lincoln Electric Holdings	131,360	12,274,278
Lindsay Corporation	110,000	11,026,400
NN	308,700	4,815,720
Nordson Corporation	24,296	3,374,714
Proto Labs [1]	10,000	1,617,500
RBC Bearings [1]	109,600	16,479,456
Sun Hydraulics	351,118	19,234,244
Tennant Company	111,900	8,498,805
Titan International	173,100	1,284,402
Watts Water Technologies Cl. A	61,000	5,063,000
Westinghouse Air Brake Technologies	73,100	7,666,728
Woodward	104,600	8,457,956

		176,037,807

Marine - 1.7%
Clarkson	371,100	13,059,680
Eagle Bulk Shipping [1]	320,478	1,801,086
Kirby Corporation [1]	169,900	13,974,275

		28,835,041

Professional Services - 1.2%
ASGN [1]	106,700	8,421,831
ManpowerGroup	107,200	9,214,912
Quess Corporation [1]	15,720	193,003
TrueBlue [1]	56,245	1,465,182

		19,294,928

Road & Rail - 1.7%
Genesee & Wyoming Cl. A [1]	15,000	1,364,850
Knight-Swift Transportation Holdings Cl. A	122,400	4,220,352
Landstar System	116,760	14,244,720
Patriot Transportation Holding [1]	139,100	2,658,201
Saia [1]	40,000	3,058,000
Universal Logistics Holdings	78,916	2,904,109

		28,450,232

Trading Companies & Distributors - 1.6%
Air Lease Cl. A	303,200	13,910,816
Central Steel and Wire (Escrow) [1,4]	4,862	148,243
Houston Wire & Cable [1,3]	877,363	6,755,695
SiteOne Landscape Supply [1]	25,000	1,883,500
Watsco	20,400	3,633,240

		26,331,494

Total		480,396,109

Information Technology – 17.2%
Communications Equipment - 0.3%
ADTRAN	214,973	3,794,273
Mitel Networks [1]	100,000	1,102,000

		4,896,273

Electronic Equipment, Instruments & Components - 9.3%
Anixter International [1]	63,795	4,484,788
Cognex Corporation	350,600	19,570,492
Coherent [1]	60,400	10,400,276
eMagin Corporation (Warrants) [1,4]	50,000	0
Fabrinet [1]	222,600	10,297,476
FARO Technologies [1]	179,437	11,546,771
FLIR Systems	611,637	37,597,326
Horiba	12,000	635,804
IPG Photonics [1]	51,100	7,975,177
Littelfuse	23,900	4,729,571
National Instruments	261,850	12,655,211
nLIGHT [1]	144,400	3,207,124
Perceptron [1]	357,700	3,487,575
Plexus Corporation [1]	150,600	8,811,606
Richardson Electronics	573,732	5,031,630
Rogers Corporation [1]	32,366	4,768,159
TTM Technologies [1]	496,400	7,897,724

		153,096,710

IT Services - 0.7%
Conduent [1]	20,000	450,400
Hackett Group (The)	417,266	8,407,910
Innodata [1]	8,498	12,492
Unisys Corporation [1]	160,000	3,264,000

		12,134,802

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries [1]	20,000	1,033,000
Brooks Automation	407,700	14,281,731
Cabot Microelectronics	37,600	3,879,192
Cirrus Logic [1]	125,000	4,825,000
Cohu	102,250	2,566,475
Diodes [1]	270,850	9,016,596
Entegris	241,300	6,985,635
Kulicke & Soffa Industries	66,200	1,578,208
MKS Instruments	56,510	4,529,277
Nova Measuring Instruments [1]	39,500	1,039,245
Photronics [1]	183,700	1,809,445
Rudolph Technologies [1]	84,500	2,066,025
Silicon Motion Technology ADR	25,000	1,342,500
Teradyne	130,000	4,807,400
Universal Display	20,650	2,434,635
Veeco Instruments [1]	17,500	179,375
Versum Materials	177,600	6,395,376
Xperi	60,000	891,000

		69,660,115

Software - 2.5%
Alarm.com Holdings [1]	10,000	574,000
Altair Engineering Cl. A [1]	5,000	217,250
ANSYS [1]	81,200	15,158,416
j2 Global	86,520	7,168,182
Manhattan Associates [1]	125,000	6,825,000
Monotype Imaging Holdings	117,700	2,377,540
RealNetworks [1]	109,950	323,253
Solium Capital [1]	187,400	1,640,920
SS&C Technologies Holdings	12,000	681,960
Support.com [1]	216,766	628,621
TiVo	106,900	1,330,905
Workiva Cl. A [1]	100,000	3,950,000

		40,876,047

Technology Hardware, Storage & Peripherals - 0.2%
Cray [1]	112,500	2,418,750

Total		283,082,697

Materials – 7.9%
Chemicals - 3.7%
Chase Corporation	37,500	4,505,625
Hawkins	86,178	3,572,078
Ingevity Corporation [1]	18,900	1,925,532
Innospec	60,383	4,634,395
Minerals Technologies	146,493	9,902,927
NewMarket Corporation	11,000	4,460,610
Platform Specialty Products [1]	490,000	6,110,300
Quaker Chemical	132,669	26,826,999

		61,938,466

Containers & Packaging - 0.3%
Mayr-Melnhof Karton	34,000	4,271,272

Metals & Mining - 3.4%
Agnico Eagle Mines	15,000	513,000
Alamos Gold Cl. A	803,300	3,687,972
Ferroglobe	50,000	408,500
Ferroglobe (Warranty Insurance Trust) [1,4]	49,300	0
Franco-Nevada Corporation	107,300	6,711,615
Gold Fields ADR	370,000	895,400
Haynes International	113,900	4,043,450
Hecla Mining	321,300	896,427
Lundin Mining	640,000	3,389,153
MAG Silver [1]	198,900	1,613,079
Major Drilling Group International [1]	842,757	3,164,457
Pretium Resources [1]	101,000	767,871
Reliance Steel & Aluminum	193,720	16,522,379
Royal Gold	16,600	1,279,196
Synalloy Corporation	178,800	4,085,580
Tahoe Resources [1]	646,000	1,802,340
VanEck Vectors Junior Gold Miners ETF	8,000	218,880
Worthington Industries	148,000	6,417,280

		56,416,579

Paper & Forest Products - 0.5%
Neenah	16,700	1,441,210
Stella-Jones	191,050	6,395,697

		7,836,907

Total		130,463,224

Real Estate – 3.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
New York REIT	15,000	272,100

Real Estate Management & Development - 3.3%
Altus Group	24,200	573,501
FirstService Corporation	184,600	15,628,236
FRP Holdings [1]	188,558	11,709,452
Kennedy-Wilson Holdings	111,300	2,392,950
Marcus & Millichap [1]	198,613	6,893,857
RMR Group Cl. A	27,200	2,524,160
St. Joe Company (The) [1]	197,000	3,309,600
Tejon Ranch [1]	478,479	10,387,779

		53,419,535

Total		53,691,635

Utilities – 0.3%
Gas Utilities - 0.2%
UGI Corporation	69,500	3,855,860

Independent Power & Renewable Electricity Producer - 0.1%
Vistra Energy [1]	65,200	1,622,176

Total		5,478,036

TOTAL COMMON STOCKS
(Cost $1,105,294,661)		1,590,159,703

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $59,120,069 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $60,305,095)
(Cost $59,118,000)		59,118,000

TOTAL INVESTMENTS – 100.0%
(Cost $1,164,412,661)		1,649,277,703

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.0%		334,780

NET ASSETS – 100.0%		$1,649,612,483

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]
At September 30, 2018, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[4]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,165,290,871. At September 30, 2018, net unrealized appreciation for all securities was $483,986,832, consisting of aggregate gross unrealized appreciation of $573,680,690 and aggregate gross unrealized depreciation of $89,693,858. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,573,150,409	$15,826,951	$1,182,343	$1,590,159,703
Cash Equivalents	–	59,118,000	–	59,118,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2018, securities valued at $2,212,821 were transferred from Level 1 to Level 2 and securities valued at $70,048,321 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of		Realized	Unrealized
	12/31/17	Purchases	Gain (Loss)	Gain (Loss)	Balance as of 9/30/18

Common Stocks	$891,600	$461,843	$–	$(171,100)	$1,182,343

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at		Unobservable		From an Increase
	9/30/18	Valuation Technique(s)	Input(s)	Range Average	in Input[1]

Common Stocks	$1,182,343	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2018 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2018, the Fund had no outstanding borrowings. During the period ended September 30, 2018, the Fund borrowed an average daily balance of $65,366,300. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund held the following positions in shares of such companies at September 30, 2018:

						Change in Net
						Unrealized
	Shares	Market Value	Cost of	Proceeds	Realized	Appreciation	Dividend	Shares	Market Value
Affiliated Company	12/31/17	12/31/17	Purchases	from Sales	Gain (Loss)	(Depreciation)	Income	9/30/18	9/30/18

HG Holdings	912,235	$793,645	$–	$–	$–	$(346,650)	$–	912,235	$446,995
Houston Wire & Cable	877,363	6,317,014	–	–	–	438,681	–	877,363	6,755,695
		$7,110,659			$–	$92,031	$–		$7,202,690

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Value Trust, Inc.

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Value Trust, Inc.

Date: November 26, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Value Trust, Inc.

Date: November 26, 2018